Repo Transactions - Summary of Repo Transactions and Reverse Repo Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of repo transactions [line items]
Receivables from Reverse Repo Transactions of Government Securities	$ 2,057,558	$ 14,254,469
Accrued Interest Payable on Reverse Repo Transactions	10,518	31,867
Total Reverse Repo Transactions	2,068,076	14,286,336
Accrued Interest Payable on Repo Transactions	4,754	3,673	$ 4,255
Total Repo Transactions	1,948,559	1,670,059	3,030,473
Government securities [member]
Disclosure of repo transactions [line items]
Receivables from Reverse Repo Transactions of Government Securities	2,057,558	14,254,469
Payables for Repo Transactions of Government Securities	$ 1,943,805	$ 1,666,386	$ 3,026,218